Goodwill and Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 21, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 466,000	$ 160,000	$ 965,926	$ 235,091
Goodwill					4,863,149
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					1,786,692
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					$ 361,000